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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/11

Item 1. Reports to Stockholders.

Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Semiannual Report to Shareholders ▪ February 28, 2011

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
21	Financial Statements
23	Notes to Financial Statements
29	Financial Highlights
30	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/11
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Premier	14 - 47 days	38 days	62 days	$73.2 million

Premier U.S. Government Money	29 - 50 days	41 days	72 days	25.5 million

Premier Tax-Exempt	21 - 28 days	27 days	27 days	13.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
Investor Class shares of the Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.
2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
CEO, Invesco Fixed Income
3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2011
(Unaudited)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.93%(a)

Asset-Backed Securities–Commercial Loans/Leases–3.50%
Atlantis One Funding Corp.(b)(c)	0.37%	07/05/11	$150,000	$149,805,750

Asset-Backed Securities–Consumer Receivables–9.75%
Amsterdam Funding Corp.(b)	0.25%	04/13/11	55,800	55,783,338

Bryant Park Funding LLC(b)	0.24%	03/09/11	50,000	49,997,333

Old Line Funding, LLC(b)	0.20%	03/07/11	45,710	45,708,476

Sheffield Receivables Corp.(b)	0.27%	04/07/11	90,000	89,975,025

Sheffield Receivables Corp.(b)	0.27%	05/11/11	51,250	51,222,710

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.24%	03/07/11	56,445	56,442,742

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/11/11	68,199	68,179,582

				417,309,206

Asset-Backed Securities–Fully Supported Bank–11.76%
Concord Minutemen Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	100,000	99,968,139

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/04/11	80,000	79,972,044

Crown Point Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/04/11	65,000	64,997,996

Lexington Parker Capital Co. LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/06/11	75,000	74,972,250

LMA-Americas LLC (CEP–Credit Agricole Corp. & Investment Bank)(b)(c)	0.26%	03/03/11	84,400	84,398,781

Surrey Funding Corp.
(CEP– Barclay’s Bank PLC)(b)(c)	0.24%	04/13/11	61,800	61,782,284

(CEP– Barclay’s Bank PLC)(b)(c)	0.27%	05/03/11	37,094	37,076,473

				503,167,967

Asset-Backed Securities–Multi-Purpose–2.57%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	05/03/11	110,000	109,946,100

Asset-Backed Securities–Securities–1.17%
Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/28/11	50,000	49,990,250

Diversified Banks–8.17%
ING (US) Funding LLC(c)	0.23%	03/01/11	100,000	100,000,000

Royal Bank of Canada(b)(c)(d)	0.30%	04/02/12	75,000	75,000,000

Societe Generale North America, Inc.(c)	0.38%	05/02/11	75,000	74,950,917

Societe Generale North America, Inc.(c)	0.41%	06/01/11	100,000	99,895,222

				349,846,139

Life & Health Insurance–2.92%
MetLife Short Term Funding LLC(b)	0.23%	03/16/11	50,000	49,995,208

MetLife Short Term Funding LLC(b)	0.23%	03/23/11	75,000	74,989,459

				124,984,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Muni: Bank LOC–0.82%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing); Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	$35,314	$35,314,000

Regional Banks–1.40%
Svenska Handelsbanken, Inc.(b)(c)	0.29%	06/08/11	60,000	59,952,150

Specialized Finance–2.87%
Kreditanstalt fur Wiederaufbau(b)(c)	0.27%	04/06/11	123,000	122,966,790

Total Commercial Paper (Cost $1,923,283,019)				1,923,283,019

Certificates of Deposit–35.93%
Bank of Montreal	0.20%	03/03/11	100,000	100,000,000

Bank of Nova Scotia(d)	0.28%	08/02/11	50,000	50,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.38%	03/28/11	125,000	125,010,272

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

BNP Paribas	0.47%	11/02/11	100,000	100,000,000

Caisse Des Depots et Consignations (United Kingdom)(c)	0.37%	04/06/11	100,000	99,963,034

Caisse Des Depots et Consignations (United Kingdom)(c)	0.40%	03/08/11	75,000	74,994,173

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	50,000	50,000,000

Credit Agricole Corporate & Investment Bank (United Kingdom)(c)	0.35%	05/09/11	50,000	49,966,010

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	75,000	75,000,000

National Australia Bank Ltd.(d)	0.29%	03/23/11	98,100	98,099,968

Nordea Bank AB	0.29%	04/05/11	140,000	140,000,000

Nordea Bank Finland PLC (United Kingdom)(c)	0.39%	06/03/11	50,000	49,948,533

Rabobank Nederland(d)	0.33%	08/08/11	50,000	50,000,000

Rabobank Nederland(d)	0.32%	10/12/11	50,000	50,000,000

Rabobank Nederland(d)	0.34%	01/10/12	75,000	75,000,000

Royal Bank of Canada(d)	0.33%	10/12/11	75,000	75,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	75,000	75,000,978

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Total Certificates of Deposit (Cost $1,537,982,968)				1,537,982,968

Variable Rate Demand Notes–5.38%(f)
Credit Enhanced–5.38%
Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.27%	12/15/18	1,500	1,500,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	7,310	7,310,000

Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/29	3,900	3,900,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	15,350	15,350,000

Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/36	6,100	6,100,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.29%	07/01/37	8,000	8,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	20,000	20,000,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(e)	0.28%	09/01/14	$6,600	$6,600,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,400	1,400,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)	0.28%	03/01/21	5,700	5,700,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/01/24	3,570	3,570,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	12,885	12,885,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	12,500	12,500,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/15	6,550	6,550,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/24	3,000	3,000,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/24	3,285	3,285,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	07/01/27	8,000	8,000,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	04/01/44	2,200	2,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC– Bank of America, N.A.)(e)	0.29%	09/01/39	3,950	3,950,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	3,000	3,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/28	5,275	5,275,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	6,495	6,495,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/26	2,800	2,800,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Q, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	04/01/37	5,835	5,835,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2009 D, VRD Gtd. Gulf Opportunity Zone IDR	0.20%	11/01/35	10,000	10,000,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	19,750	19,750,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 B, VRD Economic Development RB (LOC–FHLB of Indianapolis)(e)	0.29%	06/01/38	1,063	1,063,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	800	800,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/27	6,200	6,200,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	07/01/38	2,800	2,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/39	3,935	3,935,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/39	3,950	3,950,000

Total Variable Rate Demand Notes (Cost $230,053,000)				230,053,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–1.41%
Royal Bank of Scotland PLC (United Kingdom)(c)(d) (Cost $60,235,995)	0.89%	11/21/11	$60,000	$60,235,995

Call Deposits–1.17%
Alliance & Leicester PLC(c)(d)(g) (Cost $50,000,000)	0.30%	—	50,000	50,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.82% (Cost $3,801,554,982)				3,801,554,982

			Repurchase
			Amount
Repurchase Agreements–11.16%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16),	0.18%	03/01/11	27,868,724	27,868,585

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value $100,000,556 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,001; 4.00%-6.50%, 04/01/19-01/01/41),	0.20%	03/01/11	100,000,556	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37),	0.18%	03/01/11	150,000,750	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $500,002,917 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.53%-5.69%, 05/01/23-02/20/41),	0.21%	03/01/11	200,001,167	200,000,000

Total Repurchase Agreements (Cost $477,868,585)				477,868,585

TOTAL INVESTMENTS(i)(j)–99.98% (Cost $4,279,423,567)				4,279,423,567

OTHER ASSETS LESS LIABILITIES–0.02%				858,500

NET ASSETS–100.00%				$4,280,282,067

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security may be purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,613,122,880, which represented 37.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 21.7%; Netherlands: 8.7%, France: 6.1%; other countries less than 5% each: 7.2%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC; agent	7.5%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2011
(Unaudited)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–57.74%
Federal Farm Credit Bank (FFCB)–5.96%
Bonds(a)	0.20%	04/14/11	$15,000	$14,999,633

Bonds(a)	0.23%	08/22/11	15,000	15,000,000

Bonds(a)	0.20%	09/20/11	20,000	19,998,874

Unsec. Disc. Notes(b)	0.28%	11/17/11	15,000	14,969,006

				64,967,513

Federal Home Loan Bank (FHLB)–19.83%
Unsec. Bonds(a)	0.15%	05/16/11	25,000	24,999,470

Unsec. Bonds(a)	0.25%	05/25/11	10,000	10,000,000

Unsec. Bonds(a)	0.17%	07/25/11	15,000	14,997,521

Unsec. Bonds(a)	0.18%	09/09/11	20,000	19,994,701

Unsec. Bonds(a)	0.30%	09/13/11	20,000	20,000,000

Unsec. Bonds(a)	0.21%	09/23/11	10,000	9,998,866

Unsec. Bonds(a)	0.28%	10/20/11	11,000	11,000,000

Unsec. Bonds(a)	0.29%	01/20/12	15,000	14,998,667

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,387

Unsec. Disc. Notes(b)	0.17%	05/11/11	15,000	14,994,971

Unsec. Disc. Notes(b)	0.22%	05/13/11	20,000	19,991,078

Unsec. Disc. Notes(b)	0.22%	09/14/11	15,000	14,981,942

Unsec. Global Bonds(a)	0.25%	06/21/11	10,000	9,999,386

Unsec. Global Bonds(a)	0.17%	07/25/11	15,000	14,996,962

				215,949,951

Federal Home Loan Mortgage Corp. (FHLMC)–25.92%
Unsec. Disc. Notes(b)	0.17%	03/15/11	14,300	14,299,055

Unsec. Disc. Notes(b)	0.22%	04/04/11	25,000	24,994,805

Unsec. Disc. Notes(b)	0.22%	04/05/11	10,000	9,997,861

Unsec. Disc. Notes(b)	0.22%	04/06/11	25,000	24,994,500

Unsec. Disc. Notes(b)	0.21%	04/19/11	15,000	14,995,814

Unsec. Disc. Notes(b)	0.25%	04/26/11	10,235	10,231,020

Unsec. Disc. Notes(b)	0.41%	05/03/11	8,200	8,194,116

Unsec. Disc. Notes(b)	0.25%	05/17/11	10,000	9,994,653

Unsec. Disc. Notes(b)	0.22%	05/25/11	7,350	7,346,182

Unsec. Disc. Notes(b)	0.17%	08/03/11	14,000	13,989,753

Unsec. Disc. Notes(b)	0.19%	08/03/11	18,900	18,884,539

Unsec. Disc. Notes(b)	0.17%	08/15/11	15,000	14,988,171

Unsec. Disc. Notes(b)	0.22%	08/29/11	10,500	10,488,386

Unsec. Disc. Notes(b)	0.20%	10/18/11	9,311	9,299,350

Unsec. Disc. Notes(b)	0.20%	10/19/11	20,000	19,974,222

Unsec. Global Notes(a)	0.22%	05/04/11	17,065	17,064,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$7,370	$7,366,292

Unsec. MTN(a)	0.37%	03/09/11	8,614	8,614,250

Unsec. MTN(a)	0.24%	08/05/11	9,910	9,910,146

Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.27%	10/15/45	26,662	26,662,499

				282,290,015

Federal National Mortgage Association (FNMA)–5.78%
Unsec. Disc. Notes(b)	0.31%	04/01/11	10,000	9,997,331

Unsec. Disc. Notes(b)	0.20%	04/06/11	13,000	12,997,400

Unsec. Disc. Notes(b)	0.23%	04/11/11	15,000	14,996,071

Unsec. Disc. Notes(b)	0.19%	05/04/11	10,023	10,019,614

Unsec. Disc. Notes(b)	0.20%	07/06/11	15,000	14,989,152

				62,999,568

Overseas Private Investment Corp. (OPIC)–0.25%
Gtd. VRD COP Bonds(c)	0.24%	03/15/19	2,750	2,750,000

Total U.S. Government Sponsored Agency Securities (Cost $628,957,047)				628,957,047

U.S. Treasury Bills–2.52%
U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	10,000	9,996,200

U.S. Treasury Bills	0.28%	01/12/12	7,500	7,481,839

Total U.S. Treasury Bills (Cost $27,474,933)				27,474,933

TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.26% (Cost $656,431,980)				656,431,980

Repurchase Agreements–39.73%(d)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16),	0.18%	03/01/11	32,729,861	32,729,697

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30),	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15),	0.19%	03/01/11	50,000,264	50,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37),	0.18%	03/01/11	100,000.500	100,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30),	0.18%	03/01/11	50,000,250	50,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31),	0.19%	03/01/11	50,000,264	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39),	0.19%	03/01/11	$50,000,264	$50,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36),	0.19%	03/01/11	50,000,264	50,000,000

Total Repurchase Agreements (Cost $432,729,697)				432,729,697

TOTAL INVESTMENTS(e)–99.99% (Cost $1,089,161,677)				1,089,161,677

OTHER ASSETS LESS LIABILITIES–0.01%				114,444

NET ASSETS–100.00%				$1,089,276,121

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2011
(Unaudited)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.78%
Alabama–1.60%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.35%	10/01/32	$3,783	$3,783,000

Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP–FHLB of Atlanta)(a)(b)	0.46%	03/01/14	1,145	1,145,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(c)	0.38%	07/01/15	2,090	2,090,000

				7,018,000

Arizona–2.59%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.27%	04/15/30	8,665	8,665,000

				11,350,000

Colorado–5.10%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(d)	0.29%	01/15/14	6,350	6,350,000

Boulder (City of); Series 2011, Ref. Water & Sewer RB	2.00%	12/01/11	1,000	1,011,293

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	02/01/31	2,455	2,455,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	02/01/31	1,455	1,455,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	06/01/30	3,100	3,100,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	12/01/37	645	645,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)	0.28%	12/01/30	4,845	4,845,000

				22,336,293

Connecticut–0.92%
Newtown (City of); Series 2011, VRD Unlimited Tax GO BAN(a)	1.50%	02/22/12	4,000	4,041,386

Delaware–0.72%
Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/22	3,135	3,135,000

Florida–2.52%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(c)	0.55%	10/01/16	300	300,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	07/01/31	700	700,000

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/21	1,305	1,305,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/25	800	800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(b)(d)	0.31%	12/01/32	$5,095	$5,095,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/15	2,830	2,830,000

				11,030,000

Georgia–6.52%
Atlanta (City of) (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.25%	12/01/22	7,060	7,060,000

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.46%	01/01/29	1,800	1,800,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	08/01/21	600	600,000

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(d)	0.35%	04/01/24	3,090	3,090,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	04/01/28	2,640	2,640,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	01/01/20	1,925	1,925,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.42%	08/01/27	1,000	1,000,000

Georgia (State of); Series 2006 D, Unlimited Tax GO Bonds	5.00%	07/01/11	325	330,067

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.42%	05/01/24	1,020	1,020,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.46%	12/01/18	800	800,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.52%	09/01/19	1,600	1,600,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	09/01/20	4,000	4,000,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/27	1,260	1,260,000

Winder (City of) & Barrow (County of) Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.49%	11/01/22	1,400	1,400,000

				28,525,067

Illinois–4.87%
Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)(d)	1.49%	06/01/19	3,500	3,500,000

Aurora (City of), Kane, Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.46%	12/01/21	4,580	4,580,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–Harris N.A.)(a)(c)(d)	0.40%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.68%	06/01/27	1,100	1,100,000

Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	02/01/21	1,830	1,830,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008 B, VRD RB(a)	0.32%	03/01/11	3,100	3,100,000

Subseries 2008, VRD RB(a)	0.43%	03/01/12	2,700	2,700,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–Harris N.A.)(a)(b)(c)	0.44%	04/01/22	1,625	1,625,000

				21,335,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–3.78%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.54%	12/01/23	$955	$955,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	12/01/18	600	600,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(c)	0.35%	08/01/37	4,845	4,845,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	02/01/25	2,195	2,195,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)	0.44%	03/01/22	1,540	1,540,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(b)	0.50%	06/01/30	2,140	2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)	0.44%	11/01/18	2,130	2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	10/01/19	2,150	2,150,000

				16,555,000

Iowa–1.26%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.54%	06/01/28	1,100	1,100,000

Iowa (State of) Higher Education Loan Authority (Graceland Private College); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(c)	0.45%	02/01/33	3,900	3,900,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.49%	07/01/16	500	500,000

				5,500,000

Kansas–2.22%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.26%	03/01/31	6,700	6,700,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	3,000	3,000,767

				9,700,767

Kentucky–5.60%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	12/01/29	9,000	9,000,000

Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	06/01/30	15,500	15,500,000

				24,500,000

Louisiana–0.46%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.40%	12/01/27	2,000	2,000,000

Maryland–0.82%
Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.46%	09/01/20	1,180	1,180,000

Maryland (State of) Health & Higher Educational Facilities Authority (Maimonides Academy); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.25%	07/01/25	2,420	2,420,000

				3,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.56%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.49%	05/01/16	$1,470	$1,470,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(c)	0.49%	06/01/18	975	975,000

				2,445,000

Michigan–1.36%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.46%	08/01/17	705	705,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(b)	0.51%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.68%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.55%	05/01/32	2,915	2,915,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	11/01/25	1,900	1,900,000

				5,970,000

Minnesota–2.78%
Dakota (County of) Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.32%	06/01/43	6,000	6,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.28%	10/01/23	725	725,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program;
Series 2010 B, COP (CEP–Minnesota School District Credit Enhancement Program)	2.00%	09/01/11	2,000	2,016,575

Series 2011 A, COP	2.00%	09/01/11	2,700	2,722,116

St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(c)(e)	0.29%	12/01/28	700	700,000

				12,163,691

Mississippi–1.79%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	04/01/37	5,300	5,300,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	12/01/31	2,530	2,530,000

				7,830,000

Missouri–2.12%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities IDR (LOC–Bank of America, N.A.)(a)(c)	0.45%	11/01/18	2,070	2,070,000

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.28%	07/01/24	2,470	2,470,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH IDR (CEP–FHLB of Des Moines)(a)	0.35%	12/01/19	2,930	2,930,000

Wright (City of) (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.42%	04/01/32	1,800	1,800,000

				9,270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska–1.37%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	08/15/32	$5,000	$5,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	06/01/31	100	1,000,000

				6,000,000

Nevada–0.21%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(b)	0.33%	10/01/37	900	900,000

New Hampshire–2.45%
New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC–Banco Santander S.A.)(a)(c)(d)(e)	1.75%	11/01/19	1,700	1,700,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	01/01/18	9,040	9,040,000

				10,740,000

New Jersey–0.30%
New Jersey (State of) Economic Development Authority (Institute of Electrical & Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.30%	04/01/14	1,335	1,335,000

New Mexico–0.80%
Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.49%	06/01/18	200	200,000

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	3,300	3,318,463

				3,518,463

North Carolina–4.74%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.42%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/23	3,330	3,330,000

Mecklenburg (County of) Industrial Facilities & Pollution Control Financing Authority (Southern Steel Co., LLC); Series 2002, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.42%	03/02/15	2,100	2,100,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/17	1,395	1,395,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.32%	04/01/29	6,200	6,200,000

North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	06/01/18	1,600	1,600,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	07/01/31	1,495	1,495,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	05/15/16	1,440	1,440,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(c)	0.35%	08/01/20	2,650	2,650,000

				20,760,000

North Dakota–0.61%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(c)	0.41%	12/01/14	2,655	2,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–0.24%
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.59%	11/15/19	$260	$260,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(b)(d)	0.35%	01/01/34	460	460,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	11/01/30	350	350,000

				1,070,000

Oregon–1.86%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.31%	07/01/27	2,025	2,025,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)(a)(b)	0.29%	10/15/38	5,000	5,000,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	04/01/34	1,125	1,125,000

				8,150,000

Pennsylvania–8.21%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD IDR (LOC–PNC Bank, N.A.)(a)(c)	0.33%	06/01/19	450	450,000

Cumberland (County of) Municipal Authority (LSN/TLS Obligated Group); Series 2003 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	01/01/33	4,125	4,125,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(c)	0.25%	11/01/26	195	195,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(c)	0.25%	11/01/14	305	305,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)	0.26%	07/01/38	19,000	19,000,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	12/01/25	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Indiana Regional Medical Center); Series 2006 A-2, VRD Treasury Department Hospital RB (LOC–PNC Bank, N.A.)(a)(c)	0.28%	06/01/11	725	725,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.28%	12/01/12	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	04/01/18	400	400,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.40%	04/01/17	450	450,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program–Plymouth Meeting Friends School); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	08/01/26	200	200,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program -The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	12/01/26	525	525,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.40%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.31%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H-7, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.40%	12/01/21	500	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	08/01/26	$350	$350,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	11/01/18	800	800,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	12/01/14	1,500	1,500,000

				35,918,104

South Carolina–3.09%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.55%	07/01/17	2,400	2,400,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.52%	09/01/18	4,300	4,300,000

South Carolina (State of) Jobs-Economic Development Authority (Medical Society of South Carolina); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/32	500	500,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.42%	12/01/13	1,050	1,050,000

Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	09/01/20	5,260	5,260,000

				13,510,000

Tennessee–0.73%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.55%	04/01/24	200	200,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	05/15/31	1,375	1,375,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP–FHLB of Cincinnati)(a)	0.46%	04/01/15	605	605,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries, Inc.); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.42%	06/01/25	1,000	1,000,000

				3,180,000

Texas–9.07%
Bexar (County of);
Series 2010, Limited Tax GO Bonds	3.00%	06/15/11	400	403,071

Series 2010, Ref. Limited Tax GO Bonds	2.00%	06/15/11	1,620	1,627,492

Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	860	866,603

Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC–University Parking System); Series 2004 A, Ref. VRD RB (LOC–BNP Paribas)(a)(c)(e)	0.48%	05/01/35	4,800	4,800,000

El Paso (City of); Series 2009, Ref. Limited GO Bonds	3.00%	08/15/11	500	505,833

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.26%	02/15/42	1,435	1,435,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(c)	1.00%	03/01/33	4,700	4,700,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	3,000	3,000,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	2,700	2,700,000

League City (City of); Series 2011, Combination Tax & Revenue Ctfs. of Obligation	3.25%	08/15/11	800	810,422

North Texas Municipal Water District; Series 2010, Ref. Regional Water System RB	2.00%	06/01/11	265	265,959

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	12/01/28	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.29%	02/15/28	$2,900	$2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(b)(d)	0.34%	09/15/36	4,925	4,925,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,554,025

Texas A&M University System (Health Science Center); Series 2009 C, Financing System RB	3.00%	05/15/11	500	502,785

University of Texas; Series 2006 B, Ref. Financing System RB	5.00%	08/15/11	700	714,762

				39,710,952

Utah–0.15%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(c)	0.35%	08/01/28	655	655,000

Vermont–0.35%
Vermont (State of) Educational & Health Buildings Financing Agency (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(c)	0.35%	01/01/22	1,530	1,530,000

Virginia–4.10%
Alexandria (City of) Industrial Development Authority (Pooled Loan Program); Series 1996 A, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.49%	07/01/26	6,505	6,505,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,045	6,058,871

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)(c)(d)	0.46%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/30	2,900	2,900,000

				17,963,871

Washington–7.09%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	7,500	7,535,020

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	2,700	2,763,558

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(c)	0.37%	12/01/19	3,000	3,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.31%	11/01/23	900	900,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.50%	07/01/21	855	855,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(c)	0.28%	05/01/19	2,295	2,295,000

Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	12/01/24	5,090	5,090,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/32	805	805,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(b)	0.29%	07/15/32	6,600	6,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.31%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/32	920	920,000

				31,013,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia–1.82%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(c)(d)	0.33%	07/01/14	$400	$400,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(c)	0.25%	12/01/42	7,550	7,550,000

				7,950,000

Wisconsin–4.95%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.49%	09/01/19	4,500	4,500,000

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	12/01/36	6,695	6,695,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.55%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.25%	05/01/30	8,000	8,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	07/01/35	1,310	1,310,000

Wisconsin (State of); Series 1993-3, Ref. Unlimited Tax GO Bonds	5.30%	11/01/11	1,000	1,032,911

				21,662,911

Wyoming–0.05%
Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(e)	0.26%	01/01/18	220	220,000

TOTAL INVESTMENTS(f)(g)–99.78% (Cost $436,748,083)				436,748,083

OTHER ASSETS LESS LIABILITIES–0.22%				972,717

NET ASSETS–100.00%				$437,720,800

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $52,490,000, which represented 11.99% of the Fund’s Net Assets.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 6.1%; other countries less than 5% each: 3.0%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage:

Wells Fargo Bank, N.A.	24.2%

JPMorgan Chase Bank, N.A.	9.8

Bank of America, N.A.	9.7

Federal National Mortgage Association	8.9

U.S. Bank, N.A.	7.0

PNC Bank, N.A.	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

		Premier U.S.	Premier
	Premier	Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Assets:
Investments, at value and cost	$3,801,554,982	$432,729,697	$436,748,083

Repurchase agreements, at value and cost	477,868,585	656,431,980	—

Total investments, at value and cost	4,279,423,567	1,089,161,677	436,748,083

Cash	—	—	4,482,354

Receivable for:
Investments sold	710,000	—	974,924

Fund shares sold	112,731	96,630	526,082

Interest	856,039	62,499	522,023

Investment for trustee deferred compensation and retirement plans	—	7,941	—

Other assets	236,208	42,650	—

Total assets	4,281,338,545	1,089,371,397	443,253,466

Liabilities:
Payable for:
Investments purchased	—	—	5,463,558

Fund shares reacquired	475,896	25,615	30,269

Dividends	342,684	18,151	38,737

Accrued fees to affiliates	1,967	469	102

Trustee deferred compensation and retirement plans	235,931	51,041	—

Total liabilities	1,056,478	95,276	5,532,666

Net assets applicable to shares outstanding	$4,280,282,067	$1,089,276,121	$437,720,800

Net assets consist of:
Shares of beneficial interest	$4,280,164,642	$1,089,183,869	$437,750,921

Undistributed net investment income	100,064	74,857	444

Undistributed net realized gain (loss)	17,361	17,395	(30,565)

	$4,280,282,067	$1,089,276,121	$437,720,800

Net Assets:
Investor Class	$73,279,133	$25,556,897	$13,664,391

Institutional Class	$4,207,002,934	$1,063,719,224	$424,056,409

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	73,270,801	25,554,670	13,665,780

Institutional Class	4,206,896,376	1,063,657,600	424,085,585

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

		Premier U.S.	Premier
	Premier	Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Investment income:
Interest	$6,303,440	$1,221,479	$917,986

Expenses:
Advisory fees	5,148,791	1,381,086	634,476

Less: Fees waived	(744,987)	(311,233)	—

Net expenses	4,403,804	1,069,853	634,476

Net investment income	1,899,636	151,626	283,510

Net realized gain (loss) from Investment securities	12,746	17,395	(3,475)

Net increase in net assets resulting from operations	$1,912,382	$169,021	$280,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Premier		Premier U.S. Government		Premier Tax-Exempt
	Portfolio		Money Portfolio		Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$1,899,636	$3,999,831	$151,626	$681,423	$283,510	$670,879

Net realized gain (loss)	12,746	4,615	17,395	10,373	(3,475)	(27,015)

Net increase in net assets resulting from operations	1,912,382	4,004,446	169,021	691,796	280,035	643,864

Distributions to shareholders from net investment income:
Investor Class	(34,967)	(83,811)	(3,336)	(14,412)	(8,230)	(33,216)

Institutional Class	(1,864,657)	(3,916,020)	(148,290)	(667,013)	(275,280)	(637,663)

Total distributions from net investment income	(1,899,624)	(3,999,831)	(151,626)	(681,425)	(283,510)	(670,879)

Share transactions–net:
Investor Class	(6,881,571)	(2,649,714)	(963,590)	(4,820,803)	(3,255,039)	(8,226,455)

Institutional Class	362,120,596	(129,062,630)	(122,743,754)	(419,234,624)	(144,606,472)	221,672,112

Net increase (decrease) in net assets resulting from share transactions	355,239,025	(131,712,344)	(123,707,344)	(424,055,427)	(147,861,511)	213,445,657

Net increase (decrease) in net assets	355,251,783	(131,707,729)	(123,689,949)	(424,045,056)	(147,864,986)	213,418,642

Net assets:
Beginning of year	3,925,030,284	4,056,738,013	1,212,966,070	1,637,011,126	585,585,786	372,167,144

End of year*	$4,280,282,067	$3,925,030,284	$1,089,276,121	$1,212,966,070	$437,720,800	$585,585,786

* Includes accumulated undistributed net investment income	$100,064	$100,052	$74,857	$74,857	$444	$444

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private

24        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees equal to 0.03% and 0.05% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio, respectively.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$744,987

Premier U.S. Government Money Portfolio	293,093

Premier Tax-Exempt Portfolio	—

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of Premier U.S. Government Money Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Investor	Institutional
	Class	Class

Premier U.S. Government Money Portfolio	$429	$17,711

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.
  The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

25        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$4,279,423,567	$—	$4,279,423,567

Premier U.S. Government Money Portfolio	—	1,089,161,677	—	1,089,161,677

Premier Tax-Exempt Portfolio	—	436,748,083	—	436,748,083

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Premier Portfolio	$184,373,000	$129,255,586	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	231,185,000	327,070,679	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss Carryforward*
Expiration
2012

Premier Tax-Exempt Portfolio	$7

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

26        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	13,298,603	$13,298,603	36,920,906	$36,920,906

Institutional Class	11,147,079,721	11,147,079,721	19,824,243,414	19,824,243,414

Issued as reinvestment of dividends:
Investor Class	33,918	33,918	80,677	80,677

Institutional Class	142,711	142,711	873,512	873,512

Reacquired:
Investor Class	(20,214,092)	(20,214,092)	(39,651,297)	(39,651,297)

Institutional Class	(10,785,101,836)	(10,785,101,836)	(19,954,179,556)	(19,954,179,556)

Net increase (decrease) in share activity	355,239,025	$355,239,025	(131,712,344)	$(131,712,344)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 65% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	4,401,750	$4,401,750	12,031,287	$12,031,287

Institutional Class	2,421,839,048	2,421,839,048	5,403,090,512	5,403,090,512

Issued as reinvestment of dividends:
Investor Class	3,234	3,234	14,187	14,187

Institutional Class	107,184	107,184	377,607	377,607

Reacquired:
Investor Class	(5,368,574)	(5,368,574)	(16,866,277)	(16,866,277)

Institutional Class	(2,544,689,986)	(2,544,689,986)	(5,822,702,743)	(5,822,702,743)

Net increase (decrease) in share activity	(123,707,344)	$(123,707,344)	(424,055,427)	$(424,055,427)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	3,095,381	$3,095,381	4,283,618	$4,283,618

Institutional Class	341,572,650	341,572,650	1,858,201,672	1,858,201,672

Issued as reinvestment of dividends:
Investor Class	8,148	8,148	31,845	31,845

Institutional Class	172,778	172,778	578,734	578,734

Automatic conversion of Class B shares to Class A shares:
Reacquired:
Investor Class	(6,358,568)	(6,358,568)	(12,541,918)	(12,541,918)

Institutional Class	(486,351,900)	(486,351,900)	(1,637,108,294)	(1,637,108,294)

Net increase (decrease) in share activity	(147,861,511)	$(147,861,511)	213,445,657	$213,445,657

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Investor Class

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses) on						to average net		to average net		Ratio of net
	Net asset			securities		Dividends				assets with		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income		unrealized)	operations	income	of period	return(a)	(000s omitted)	reimbursements		reimbursements		net assets

Premier Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$0.00	$1.00	0.05%	$73,279	0.21	%(c)	0.25	%(c)	0.09	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.10	80,160	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	1.21	82,810	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	108,627	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	115,642	0.17		0.25		5.23
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	1.00	4.55	99,491	0.17		0.25		4.74

Premier U.S. Government Money Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.02	25,557	0.19	(c)	0.25	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	26,520	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	0.83	31,340	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	29,466	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	30,569	0.17		0.25		5.13
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	1.00	4.44	29,739	0.17		0.25		4.34

Premier Tax-Exempt Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	13,664	0.25	(c)	0.25	(c)	0.11	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.15	16,920	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	1.13	25,147	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	24,440	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	18,920	0.25		0.25		3.46
Year ended 08/31/06	1.00	0.03		—	0.03	(0.03)	1.00	3.04	17,420	0.25		0.25		2.99

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $76,675, $26,355 and $14,828 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

29        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.50	$1.04	$1,023.75	$1.05	0.21%

Premier U.S. Government Money Portfolio	1,000.00	1,000.20	0.94	1,023.85	0.95	0.19

Premier Tax-Exempt Portfolio	1,000.00	1,000.50	1.24	1,023.55	1.25	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Go Paperless with eDelivery Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees: – environmentally friendly. Go green by reducing the – efficient. Stop waiting for regular mail. Your documents number of trees used to produce paper. will be sent via email as soon as they’re available. – economical. Help reduce your fund’s printing and delivery – easy. Download, save and print files using your home expenses and put more capital back in your fund’s returns. computer with a few clicks of your mouse. This service is provided by Invesco Investment Services, Inc.

Invesco mailing information
     Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CM-I-TST-SAR-1          Invesco Distributors, Inc.

Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Semiannual Report to Shareholders ■ February 28, 2011

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
21	Financial Statements
23	Notes to Financial Statements
29	Financial Highlights
30	Fund Expenses
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/11

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Premier	14 - 47 days	38 days	62 days	$4.2 billion

Premier U.S. Government Money	29 - 50 days	41 days	72 days	1.0 billion

Premier Tax-Exempt	21 - 28 days	27 days	27 days	424.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.” Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2011
(Unaudited)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.93%(a)

Asset-Backed Securities–Commercial Loans/Leases–3.50%
Atlantis One Funding Corp.(b)(c)	0.37%	07/05/11	$150,000	$149,805,750

Asset-Backed Securities–Consumer Receivables–9.75%
Amsterdam Funding Corp.(b)	0.25%	04/13/11	55,800	55,783,338

Bryant Park Funding LLC(b)	0.24%	03/09/11	50,000	49,997,333

Old Line Funding, LLC(b)	0.20%	03/07/11	45,710	45,708,476

Sheffield Receivables Corp.(b)	0.27%	04/07/11	90,000	89,975,025

Sheffield Receivables Corp.(b)	0.27%	05/11/11	51,250	51,222,710

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.24%	03/07/11	56,445	56,442,742

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/11/11	68,199	68,179,582

				417,309,206

Asset-Backed Securities–Fully Supported Bank–11.76%
Concord Minutemen Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	100,000	99,968,139

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/04/11	80,000	79,972,044

Crown Point Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/04/11	65,000	64,997,996

Lexington Parker Capital Co. LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/06/11	75,000	74,972,250

LMA-Americas LLC (CEP–Credit Agricole Corp. & Investment Bank)(b)(c)	0.26%	03/03/11	84,400	84,398,781

Surrey Funding Corp.
(CEP– Barclay’s Bank PLC)(b)(c)	0.24%	04/13/11	61,800	61,782,284

(CEP– Barclay’s Bank PLC)(b)(c)	0.27%	05/03/11	37,094	37,076,473

				503,167,967

Asset-Backed Securities–Multi-Purpose–2.57%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	05/03/11	110,000	109,946,100

Asset-Backed Securities–Securities–1.17%
Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/28/11	50,000	49,990,250

Diversified Banks–8.17%
ING (US) Funding LLC(c)	0.23%	03/01/11	100,000	100,000,000

Royal Bank of Canada(b)(c)(d)	0.30%	04/02/12	75,000	75,000,000

Societe Generale North America, Inc.(c)	0.38%	05/02/11	75,000	74,950,917

Societe Generale North America, Inc.(c)	0.41%	06/01/11	100,000	99,895,222

				349,846,139

Life & Health Insurance–2.92%
MetLife Short Term Funding LLC(b)	0.23%	03/16/11	50,000	49,995,208

MetLife Short Term Funding LLC(b)	0.23%	03/23/11	75,000	74,989,459

				124,984,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Muni: Bank LOC–0.82%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing); Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	$35,314	$35,314,000

Regional Banks–1.40%
Svenska Handelsbanken, Inc.(b)(c)	0.29%	06/08/11	60,000	59,952,150

Specialized Finance–2.87%
Kreditanstalt fur Wiederaufbau(b)(c)	0.27%	04/06/11	123,000	122,966,790

Total Commercial Paper (Cost $1,923,283,019)				1,923,283,019

Certificates of Deposit–35.93%
Bank of Montreal	0.20%	03/03/11	100,000	100,000,000

Bank of Nova Scotia(d)	0.28%	08/02/11	50,000	50,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.38%	03/28/11	125,000	125,010,272

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

BNP Paribas	0.47%	11/02/11	100,000	100,000,000

Caisse Des Depots et Consignations (United Kingdom)(c)	0.37%	04/06/11	100,000	99,963,034

Caisse Des Depots et Consignations (United Kingdom)(c)	0.40%	03/08/11	75,000	74,994,173

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	50,000	50,000,000

Credit Agricole Corporate & Investment Bank (United Kingdom)(c)	0.35%	05/09/11	50,000	49,966,010

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	75,000	75,000,000

National Australia Bank Ltd.(d)	0.29%	03/23/11	98,100	98,099,968

Nordea Bank AB	0.29%	04/05/11	140,000	140,000,000

Nordea Bank Finland PLC (United Kingdom)(c)	0.39%	06/03/11	50,000	49,948,533

Rabobank Nederland(d)	0.33%	08/08/11	50,000	50,000,000

Rabobank Nederland(d)	0.32%	10/12/11	50,000	50,000,000

Rabobank Nederland(d)	0.34%	01/10/12	75,000	75,000,000

Royal Bank of Canada(d)	0.33%	10/12/11	75,000	75,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	75,000	75,000,978

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Total Certificates of Deposit (Cost $1,537,982,968)				1,537,982,968

Variable Rate Demand Notes–5.38%(f)
Credit Enhanced–5.38%
Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.27%	12/15/18	1,500	1,500,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	7,310	7,310,000

Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/29	3,900	3,900,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	15,350	15,350,000

Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/36	6,100	6,100,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.29%	07/01/37	8,000	8,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	20,000	20,000,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(e)	0.28%	09/01/14	$6,600	$6,600,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,400	1,400,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)	0.28%	03/01/21	5,700	5,700,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/01/24	3,570	3,570,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	12,885	12,885,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	12,500	12,500,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/15	6,550	6,550,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/24	3,000	3,000,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/24	3,285	3,285,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	07/01/27	8,000	8,000,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	04/01/44	2,200	2,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC– Bank of America, N.A.)(e)	0.29%	09/01/39	3,950	3,950,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	3,000	3,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/28	5,275	5,275,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	6,495	6,495,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/26	2,800	2,800,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Q, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	04/01/37	5,835	5,835,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2009 D, VRD Gtd. Gulf Opportunity Zone IDR	0.20%	11/01/35	10,000	10,000,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	19,750	19,750,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 B, VRD Economic Development RB (LOC–FHLB of Indianapolis)(e)	0.29%	06/01/38	1,063	1,063,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	800	800,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/27	6,200	6,200,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	07/01/38	2,800	2,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/39	3,935	3,935,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/39	3,950	3,950,000

Total Variable Rate Demand Notes (Cost $230,053,000)				230,053,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–1.41%
Royal Bank of Scotland PLC (United Kingdom)(c)(d) (Cost $60,235,995)	0.89%	11/21/11	$60,000	$60,235,995

Call Deposits–1.17%
Alliance & Leicester PLC(c)(d)(g) (Cost $50,000,000)	0.30%	—	50,000	50,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.82% (Cost $3,801,554,982)				3,801,554,982

			Repurchase
			Amount
Repurchase Agreements–11.16%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16),	0.18%	03/01/11	27,868,724	27,868,585

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value $100,000,556 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,001; 4.00%-6.50%, 04/01/19-01/01/41),	0.20%	03/01/11	100,000,556	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37),	0.18%	03/01/11	150,000,750	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $500,002,917 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.53%-5.69%, 05/01/23-02/20/41),	0.21%	03/01/11	200,001,167	200,000,000

Total Repurchase Agreements (Cost $477,868,585)				477,868,585

TOTAL INVESTMENTS(i)(j)–99.98% (Cost $4,279,423,567)				4,279,423,567

OTHER ASSETS LESS LIABILITIES–0.02%				858,500

NET ASSETS–100.00%				$4,280,282,067

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security may be purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,613,122,880, which represented 37.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 21.7%; Netherlands: 8.7%, France: 6.1%; other countries less than 5% each: 7.2%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC; agent	7.5%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2011
(Unaudited)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–57.74%
Federal Farm Credit Bank (FFCB)–5.96%
Bonds(a)	0.20%	04/14/11	$15,000	$14,999,633

Bonds(a)	0.23%	08/22/11	15,000	15,000,000

Bonds(a)	0.20%	09/20/11	20,000	19,998,874

Unsec. Disc. Notes(b)	0.28%	11/17/11	15,000	14,969,006

				64,967,513

Federal Home Loan Bank (FHLB)–19.83%
Unsec. Bonds(a)	0.15%	05/16/11	25,000	24,999,470

Unsec. Bonds(a)	0.25%	05/25/11	10,000	10,000,000

Unsec. Bonds(a)	0.17%	07/25/11	15,000	14,997,521

Unsec. Bonds(a)	0.18%	09/09/11	20,000	19,994,701

Unsec. Bonds(a)	0.30%	09/13/11	20,000	20,000,000

Unsec. Bonds(a)	0.21%	09/23/11	10,000	9,998,866

Unsec. Bonds(a)	0.28%	10/20/11	11,000	11,000,000

Unsec. Bonds(a)	0.29%	01/20/12	15,000	14,998,667

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,387

Unsec. Disc. Notes(b)	0.17%	05/11/11	15,000	14,994,971

Unsec. Disc. Notes(b)	0.22%	05/13/11	20,000	19,991,078

Unsec. Disc. Notes(b)	0.22%	09/14/11	15,000	14,981,942

Unsec. Global Bonds(a)	0.25%	06/21/11	10,000	9,999,386

Unsec. Global Bonds(a)	0.17%	07/25/11	15,000	14,996,962

				215,949,951

Federal Home Loan Mortgage Corp. (FHLMC)–25.92%
Unsec. Disc. Notes(b)	0.17%	03/15/11	14,300	14,299,055

Unsec. Disc. Notes(b)	0.22%	04/04/11	25,000	24,994,805

Unsec. Disc. Notes(b)	0.22%	04/05/11	10,000	9,997,861

Unsec. Disc. Notes(b)	0.22%	04/06/11	25,000	24,994,500

Unsec. Disc. Notes(b)	0.21%	04/19/11	15,000	14,995,814

Unsec. Disc. Notes(b)	0.25%	04/26/11	10,235	10,231,020

Unsec. Disc. Notes(b)	0.41%	05/03/11	8,200	8,194,116

Unsec. Disc. Notes(b)	0.25%	05/17/11	10,000	9,994,653

Unsec. Disc. Notes(b)	0.22%	05/25/11	7,350	7,346,182

Unsec. Disc. Notes(b)	0.17%	08/03/11	14,000	13,989,753

Unsec. Disc. Notes(b)	0.19%	08/03/11	18,900	18,884,539

Unsec. Disc. Notes(b)	0.17%	08/15/11	15,000	14,988,171

Unsec. Disc. Notes(b)	0.22%	08/29/11	10,500	10,488,386

Unsec. Disc. Notes(b)	0.20%	10/18/11	9,311	9,299,350

Unsec. Disc. Notes(b)	0.20%	10/19/11	20,000	19,974,222

Unsec. Global Notes(a)	0.22%	05/04/11	17,065	17,064,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$7,370	$7,366,292

Unsec. MTN(a)	0.37%	03/09/11	8,614	8,614,250

Unsec. MTN(a)	0.24%	08/05/11	9,910	9,910,146

Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.27%	10/15/45	26,662	26,662,499

				282,290,015

Federal National Mortgage Association (FNMA)–5.78%
Unsec. Disc. Notes(b)	0.31%	04/01/11	10,000	9,997,331

Unsec. Disc. Notes(b)	0.20%	04/06/11	13,000	12,997,400

Unsec. Disc. Notes(b)	0.23%	04/11/11	15,000	14,996,071

Unsec. Disc. Notes(b)	0.19%	05/04/11	10,023	10,019,614

Unsec. Disc. Notes(b)	0.20%	07/06/11	15,000	14,989,152

				62,999,568

Overseas Private Investment Corp. (OPIC)–0.25%
Gtd. VRD COP Bonds(c)	0.24%	03/15/19	2,750	2,750,000

Total U.S. Government Sponsored Agency Securities (Cost $628,957,047)				628,957,047

U.S. Treasury Bills–2.52%
U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	10,000	9,996,200

U.S. Treasury Bills	0.28%	01/12/12	7,500	7,481,839

Total U.S. Treasury Bills (Cost $27,474,933)				27,474,933

TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.26% (Cost $656,431,980)				656,431,980

Repurchase Agreements–39.73%(d)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16),	0.18%	03/01/11	32,729,861	32,729,697

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30),	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15),	0.19%	03/01/11	50,000,264	50,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37),	0.18%	03/01/11	100,000.500	100,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30),	0.18%	03/01/11	50,000,250	50,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31),	0.19%	03/01/11	50,000,264	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39),	0.19%	03/01/11	$50,000,264	$50,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36),	0.19%	03/01/11	50,000,264	50,000,000

Total Repurchase Agreements (Cost $432,729,697)				432,729,697

TOTAL INVESTMENTS(e)–99.99% (Cost $1,089,161,677)				1,089,161,677

OTHER ASSETS LESS LIABILITIES–0.01%				114,444

NET ASSETS–100.00%				$1,089,276,121

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2011
(Unaudited)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.78%
Alabama–1.60%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.35%	10/01/32	$3,783	$3,783,000

Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP–FHLB of Atlanta)(a)(b)	0.46%	03/01/14	1,145	1,145,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(c)	0.38%	07/01/15	2,090	2,090,000

				7,018,000

Arizona–2.59%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.27%	04/15/30	8,665	8,665,000

				11,350,000

Colorado–5.10%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(d)	0.29%	01/15/14	6,350	6,350,000

Boulder (City of); Series 2011, Ref. Water & Sewer RB	2.00%	12/01/11	1,000	1,011,293

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	02/01/31	2,455	2,455,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	02/01/31	1,455	1,455,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	06/01/30	3,100	3,100,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	12/01/37	645	645,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)	0.28%	12/01/30	4,845	4,845,000

				22,336,293

Connecticut–0.92%
Newtown (City of); Series 2011, VRD Unlimited Tax GO BAN(a)	1.50%	02/22/12	4,000	4,041,386

Delaware–0.72%
Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/22	3,135	3,135,000

Florida–2.52%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(c)	0.55%	10/01/16	300	300,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	07/01/31	700	700,000

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/21	1,305	1,305,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/25	800	800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(b)(d)	0.31%	12/01/32	$5,095	$5,095,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/15	2,830	2,830,000

				11,030,000

Georgia–6.52%
Atlanta (City of) (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.25%	12/01/22	7,060	7,060,000

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.46%	01/01/29	1,800	1,800,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	08/01/21	600	600,000

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(d)	0.35%	04/01/24	3,090	3,090,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	04/01/28	2,640	2,640,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	01/01/20	1,925	1,925,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.42%	08/01/27	1,000	1,000,000

Georgia (State of); Series 2006 D, Unlimited Tax GO Bonds	5.00%	07/01/11	325	330,067

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.42%	05/01/24	1,020	1,020,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.46%	12/01/18	800	800,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.52%	09/01/19	1,600	1,600,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	09/01/20	4,000	4,000,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/27	1,260	1,260,000

Winder (City of) & Barrow (County of) Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.49%	11/01/22	1,400	1,400,000

				28,525,067

Illinois–4.87%
Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)(d)	1.49%	06/01/19	3,500	3,500,000

Aurora (City of), Kane, Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.46%	12/01/21	4,580	4,580,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–Harris N.A.)(a)(c)(d)	0.40%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.68%	06/01/27	1,100	1,100,000

Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	02/01/21	1,830	1,830,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008 B, VRD RB(a)	0.32%	03/01/11	3,100	3,100,000

Subseries 2008, VRD RB(a)	0.43%	03/01/12	2,700	2,700,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–Harris N.A.)(a)(b)(c)	0.44%	04/01/22	1,625	1,625,000

				21,335,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–3.78%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.54%	12/01/23	$955	$955,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	12/01/18	600	600,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(c)	0.35%	08/01/37	4,845	4,845,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	02/01/25	2,195	2,195,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)	0.44%	03/01/22	1,540	1,540,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(b)	0.50%	06/01/30	2,140	2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)	0.44%	11/01/18	2,130	2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	10/01/19	2,150	2,150,000

				16,555,000

Iowa–1.26%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.54%	06/01/28	1,100	1,100,000

Iowa (State of) Higher Education Loan Authority (Graceland Private College); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(c)	0.45%	02/01/33	3,900	3,900,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.49%	07/01/16	500	500,000

				5,500,000

Kansas–2.22%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.26%	03/01/31	6,700	6,700,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	3,000	3,000,767

				9,700,767

Kentucky–5.60%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	12/01/29	9,000	9,000,000

Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	06/01/30	15,500	15,500,000

				24,500,000

Louisiana–0.46%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.40%	12/01/27	2,000	2,000,000

Maryland–0.82%
Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.46%	09/01/20	1,180	1,180,000

Maryland (State of) Health & Higher Educational Facilities Authority (Maimonides Academy); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.25%	07/01/25	2,420	2,420,000

				3,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.56%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.49%	05/01/16	$1,470	$1,470,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(c)	0.49%	06/01/18	975	975,000

				2,445,000

Michigan–1.36%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.46%	08/01/17	705	705,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(b)	0.51%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.68%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.55%	05/01/32	2,915	2,915,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	11/01/25	1,900	1,900,000

				5,970,000

Minnesota–2.78%
Dakota (County of) Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.32%	06/01/43	6,000	6,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.28%	10/01/23	725	725,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program;
Series 2010 B, COP (CEP–Minnesota School District Credit Enhancement Program)	2.00%	09/01/11	2,000	2,016,575

Series 2011 A, COP	2.00%	09/01/11	2,700	2,722,116

St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(c)(e)	0.29%	12/01/28	700	700,000

				12,163,691

Mississippi–1.79%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	04/01/37	5,300	5,300,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	12/01/31	2,530	2,530,000

				7,830,000

Missouri–2.12%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities IDR (LOC–Bank of America, N.A.)(a)(c)	0.45%	11/01/18	2,070	2,070,000

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.28%	07/01/24	2,470	2,470,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH IDR (CEP–FHLB of Des Moines)(a)	0.35%	12/01/19	2,930	2,930,000

Wright (City of) (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.42%	04/01/32	1,800	1,800,000

				9,270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska–1.37%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	08/15/32	$5,000	$5,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	06/01/31	100	1,000,000

				6,000,000

Nevada–0.21%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(b)	0.33%	10/01/37	900	900,000

New Hampshire–2.45%
New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC–Banco Santander S.A.)(a)(c)(d)(e)	1.75%	11/01/19	1,700	1,700,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	01/01/18	9,040	9,040,000

				10,740,000

New Jersey–0.30%
New Jersey (State of) Economic Development Authority (Institute of Electrical & Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.30%	04/01/14	1,335	1,335,000

New Mexico–0.80%
Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.49%	06/01/18	200	200,000

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	3,300	3,318,463

				3,518,463

North Carolina–4.74%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.42%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/23	3,330	3,330,000

Mecklenburg (County of) Industrial Facilities & Pollution Control Financing Authority (Southern Steel Co., LLC); Series 2002, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.42%	03/02/15	2,100	2,100,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/17	1,395	1,395,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.32%	04/01/29	6,200	6,200,000

North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	06/01/18	1,600	1,600,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	07/01/31	1,495	1,495,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	05/15/16	1,440	1,440,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(c)	0.35%	08/01/20	2,650	2,650,000

				20,760,000

North Dakota–0.61%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(c)	0.41%	12/01/14	2,655	2,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–0.24%
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.59%	11/15/19	$260	$260,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(b)(d)	0.35%	01/01/34	460	460,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.23%	11/01/30	350	350,000

				1,070,000

Oregon–1.86%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.31%	07/01/27	2,025	2,025,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)(a)(b)	0.29%	10/15/38	5,000	5,000,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	04/01/34	1,125	1,125,000

				8,150,000

Pennsylvania–8.21%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD IDR (LOC–PNC Bank, N.A.)(a)(c)	0.33%	06/01/19	450	450,000

Cumberland (County of) Municipal Authority (LSN/TLS Obligated Group); Series 2003 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	01/01/33	4,125	4,125,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(c)	0.25%	11/01/26	195	195,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(c)	0.25%	11/01/14	305	305,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)	0.26%	07/01/38	19,000	19,000,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	12/01/25	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Indiana Regional Medical Center); Series 2006 A-2, VRD Treasury Department Hospital RB (LOC–PNC Bank, N.A.)(a)(c)	0.28%	06/01/11	725	725,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.28%	12/01/12	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	04/01/18	400	400,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.40%	04/01/17	450	450,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program–Plymouth Meeting Friends School); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	08/01/26	200	200,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program -The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	12/01/26	525	525,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.40%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.31%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H-7, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.40%	12/01/21	500	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	08/01/26	$350	$350,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.33%	11/01/18	800	800,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	12/01/14	1,500	1,500,000

				35,918,104

South Carolina–3.09%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.55%	07/01/17	2,400	2,400,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.52%	09/01/18	4,300	4,300,000

South Carolina (State of) Jobs-Economic Development Authority (Medical Society of South Carolina); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/32	500	500,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.42%	12/01/13	1,050	1,050,000

Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	09/01/20	5,260	5,260,000

				13,510,000

Tennessee–0.73%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.55%	04/01/24	200	200,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	05/15/31	1,375	1,375,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP–FHLB of Cincinnati)(a)	0.46%	04/01/15	605	605,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries, Inc.); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.42%	06/01/25	1,000	1,000,000

				3,180,000

Texas–9.07%
Bexar (County of);
Series 2010, Limited Tax GO Bonds	3.00%	06/15/11	400	403,071

Series 2010, Ref. Limited Tax GO Bonds	2.00%	06/15/11	1,620	1,627,492

Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	860	866,603

Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC–University Parking System); Series 2004 A, Ref. VRD RB (LOC–BNP Paribas)(a)(c)(e)	0.48%	05/01/35	4,800	4,800,000

El Paso (City of); Series 2009, Ref. Limited GO Bonds	3.00%	08/15/11	500	505,833

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.26%	02/15/42	1,435	1,435,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(c)	1.00%	03/01/33	4,700	4,700,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	3,000	3,000,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	2,700	2,700,000

League City (City of); Series 2011, Combination Tax & Revenue Ctfs. of Obligation	3.25%	08/15/11	800	810,422

North Texas Municipal Water District; Series 2010, Ref. Regional Water System RB	2.00%	06/01/11	265	265,959

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	12/01/28	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.29%	02/15/28	$2,900	$2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(b)(d)	0.34%	09/15/36	4,925	4,925,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,554,025

Texas A&M University System (Health Science Center); Series 2009 C, Financing System RB	3.00%	05/15/11	500	502,785

University of Texas; Series 2006 B, Ref. Financing System RB	5.00%	08/15/11	700	714,762

				39,710,952

Utah–0.15%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(c)	0.35%	08/01/28	655	655,000

Vermont–0.35%
Vermont (State of) Educational & Health Buildings Financing Agency (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(c)	0.35%	01/01/22	1,530	1,530,000

Virginia–4.10%
Alexandria (City of) Industrial Development Authority (Pooled Loan Program); Series 1996 A, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.49%	07/01/26	6,505	6,505,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,045	6,058,871

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)(c)(d)	0.46%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/30	2,900	2,900,000

				17,963,871

Washington–7.09%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	7,500	7,535,020

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	2,700	2,763,558

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(c)	0.37%	12/01/19	3,000	3,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.31%	11/01/23	900	900,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.50%	07/01/21	855	855,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(c)	0.28%	05/01/19	2,295	2,295,000

Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	12/01/24	5,090	5,090,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	11/01/32	805	805,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(b)	0.29%	07/15/32	6,600	6,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.31%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.35%	10/01/32	920	920,000

				31,013,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia–1.82%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(c)(d)	0.33%	07/01/14	$400	$400,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(c)	0.25%	12/01/42	7,550	7,550,000

				7,950,000

Wisconsin–4.95%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.49%	09/01/19	4,500	4,500,000

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	12/01/36	6,695	6,695,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.55%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.25%	05/01/30	8,000	8,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.48%	07/01/35	1,310	1,310,000

Wisconsin (State of); Series 1993-3, Ref. Unlimited Tax GO Bonds	5.30%	11/01/11	1,000	1,032,911

				21,662,911

Wyoming–0.05%
Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(e)	0.26%	01/01/18	220	220,000

TOTAL INVESTMENTS(f)(g)–99.78% (Cost $436,748,083)				436,748,083

OTHER ASSETS LESS LIABILITIES–0.22%				972,717

NET ASSETS–100.00%				$437,720,800

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $52,490,000, which represented 11.99% of the Fund’s Net Assets.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 6.1%; other countries less than 5% each: 3.0%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage:

Wells Fargo Bank, N.A.	24.2%

JPMorgan Chase Bank, N.A.	9.8

Bank of America, N.A.	9.7

Federal National Mortgage Association	8.9

U.S. Bank, N.A.	7.0

PNC Bank, N.A.	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

		Premier U.S.	Premier
	Premier	Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Assets:
Investments, at value and cost	$3,801,554,982	$432,729,697	$436,748,083

Repurchase agreements, at value and cost	477,868,585	656,431,980	—

Total investments, at value and cost	4,279,423,567	1,089,161,677	436,748,083

Cash	—	—	4,482,354

Receivable for:
Investments sold	710,000	—	974,924

Fund shares sold	112,731	96,630	526,082

Interest	856,039	62,499	522,023

Investment for trustee deferred compensation and retirement plans	—	7,941	—

Other assets	236,208	42,650	—

Total assets	4,281,338,545	1,089,371,397	443,253,466

Liabilities:
Payable for:
Investments purchased	—	—	5,463,558

Fund shares reacquired	475,896	25,615	30,269

Dividends	342,684	18,151	38,737

Accrued fees to affiliates	1,967	469	102

Trustee deferred compensation and retirement plans	235,931	51,041	—

Total liabilities	1,056,478	95,276	5,532,666

Net assets applicable to shares outstanding	$4,280,282,067	$1,089,276,121	$437,720,800

Net assets consist of:
Shares of beneficial interest	$4,280,164,642	$1,089,183,869	$437,750,921

Undistributed net investment income	100,064	74,857	444

Undistributed net realized gain (loss)	17,361	17,395	(30,565)

	$4,280,282,067	$1,089,276,121	$437,720,800

Net Assets:
Investor Class	$73,279,133	$25,556,897	$13,664,391

Institutional Class	$4,207,002,934	$1,063,719,224	$424,056,409

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	73,270,801	25,554,670	13,665,780

Institutional Class	4,206,896,376	1,063,657,600	424,085,585

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

		Premier U.S.	Premier
	Premier	Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Investment income:
Interest	$6,303,440	$1,221,479	$917,986

Expenses:
Advisory fees	5,148,791	1,381,086	634,476

Less: Fees waived	(744,987)	(311,233)	—

Net expenses	4,403,804	1,069,853	634,476

Net investment income	1,899,636	151,626	283,510

Net realized gain (loss) from Investment securities	12,746	17,395	(3,475)

Net increase in net assets resulting from operations	$1,912,382	$169,021	$280,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Premier		Premier U.S. Government		Premier Tax-Exempt
	Portfolio		Money Portfolio		Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$1,899,636	$3,999,831	$151,626	$681,423	$283,510	$670,879

Net realized gain (loss)	12,746	4,615	17,395	10,373	(3,475)	(27,015)

Net increase in net assets resulting from operations	1,912,382	4,004,446	169,021	691,796	280,035	643,864

Distributions to shareholders from net investment income:
Investor Class	(34,967)	(83,811)	(3,336)	(14,412)	(8,230)	(33,216)

Institutional Class	(1,864,657)	(3,916,020)	(148,290)	(667,013)	(275,280)	(637,663)

Total distributions from net investment income	(1,899,624)	(3,999,831)	(151,626)	(681,425)	(283,510)	(670,879)

Share transactions–net:
Investor Class	(6,881,571)	(2,649,714)	(963,590)	(4,820,803)	(3,255,039)	(8,226,455)

Institutional Class	362,120,596	(129,062,630)	(122,743,754)	(419,234,624)	(144,606,472)	221,672,112

Net increase (decrease) in net assets resulting from share transactions	355,239,025	(131,712,344)	(123,707,344)	(424,055,427)	(147,861,511)	213,445,657

Net increase (decrease) in net assets	355,251,783	(131,707,729)	(123,689,949)	(424,045,056)	(147,864,986)	213,418,642

Net assets:
Beginning of year	3,925,030,284	4,056,738,013	1,212,966,070	1,637,011,126	585,585,786	372,167,144

End of year*	$4,280,282,067	$3,925,030,284	$1,089,276,121	$1,212,966,070	$437,720,800	$585,585,786

* Includes accumulated undistributed net investment income	$100,064	$100,052	$74,857	$74,857	$444	$444

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private

24        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees equal to 0.03% and 0.05% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio, respectively.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$744,987

Premier U.S. Government Money Portfolio	293,093

Premier Tax-Exempt Portfolio	—

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of Premier U.S. Government Money Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Investor	Institutional
	Class	Class

Premier U.S. Government Money Portfolio	$429	$17,711

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.
  The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

25        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$4,279,423,567	$—	$4,279,423,567

Premier U.S. Government Money Portfolio	—	1,089,161,677	—	1,089,161,677

Premier Tax-Exempt Portfolio	—	436,748,083	—	436,748,083

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Premier Portfolio	$184,373,000	$129,255,586	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	231,185,000	327,070,679	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss Carryforward*
Expiration
2012

Premier Tax-Exempt Portfolio	$7

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

26        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	13,298,603	$13,298,603	36,920,906	$36,920,906

Institutional Class	11,147,079,721	11,147,079,721	19,824,243,414	19,824,243,414

Issued as reinvestment of dividends:
Investor Class	33,918	33,918	80,677	80,677

Institutional Class	142,711	142,711	873,512	873,512

Reacquired:
Investor Class	(20,214,092)	(20,214,092)	(39,651,297)	(39,651,297)

Institutional Class	(10,785,101,836)	(10,785,101,836)	(19,954,179,556)	(19,954,179,556)

Net increase (decrease) in share activity	355,239,025	$355,239,025	(131,712,344)	$(131,712,344)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 65% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	4,401,750	$4,401,750	12,031,287	$12,031,287

Institutional Class	2,421,839,048	2,421,839,048	5,403,090,512	5,403,090,512

Issued as reinvestment of dividends:
Investor Class	3,234	3,234	14,187	14,187

Institutional Class	107,184	107,184	377,607	377,607

Reacquired:
Investor Class	(5,368,574)	(5,368,574)	(16,866,277)	(16,866,277)

Institutional Class	(2,544,689,986)	(2,544,689,986)	(5,822,702,743)	(5,822,702,743)

Net increase (decrease) in share activity	(123,707,344)	$(123,707,344)	(424,055,427)	$(424,055,427)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	3,095,381	$3,095,381	4,283,618	$4,283,618

Institutional Class	341,572,650	341,572,650	1,858,201,672	1,858,201,672

Issued as reinvestment of dividends:
Investor Class	8,148	8,148	31,845	31,845

Institutional Class	172,778	172,778	578,734	578,734

Automatic conversion of Class B shares to Class A shares:
Reacquired:
Investor Class	(6,358,568)	(6,358,568)	(12,541,918)	(12,541,918)

Institutional Class	(486,351,900)	(486,351,900)	(1,637,108,294)	(1,637,108,294)

Net increase (decrease) in share activity	(147,861,511)	$(147,861,511)	213,445,657	$213,445,657

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset			on securities		Dividends				net assets		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Premier Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$0.00	$1.00	0.05%	$4,207,003	0.21	%(c)	0.25	%(c)	0.09	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.10	3,844,870	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	3,973,928	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	4,520,142	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	3,840,017	0.17		0.25		5.23
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	1.00	4.54	2,556,378	0.17		0.25		4.74

Premier U.S. Government Money Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.02	1,063,719	0.19	(c)	0.25	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	1,186,446	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	1,605,671	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	450,419	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	10,300	0.17		0.25		5.13
Year ended 08/31/06(d)	1.00	0.01		—	0.01	(0.01)	1.00	0.90	25	0.17	(e)	0.25	(e)	4.34	(e)

Premier Tax-Exempt Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	424,056	0.25	(c)	0.25	(c)	0.11	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.15	568,666	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	347,020	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	262,081	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	50,445	0.25		0.25		3.46
Year ended 08/31/06	1.00	0.03		—	0.03	(0.03)	1.00	3.04	7,707	0.25		0.25		2.99

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,076,137, $1,087,439 and $496,959 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
(d)	Commencement date of June 28, 2006
(e)	Annualized.

29        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Institutional	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.50	$1.04	$1,023.75	$1.05	0.21%

Premier U.S. Government Money Portfolio	1,000.00	1,000.20	0.94	1,023.85	0.95	0.19

Premier Tax-Exempt Portfolio	1,000.00	1,000.50	1.24	1,023.55	1.25	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at
invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CM-I-TST-SAR-2          Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	May 9, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	May 9, 2011

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	May 9, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.